Note 10 - Other Operating Expenses - Summary of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Data processing	$ 1,801	$ 1,478	$ 1,318
Professional fees	1,294	1,001	817
Ohio Financial Institution tax	635	552	505
Advertising, Sponsorship, and Charitable Contributions	2,077	1,802	1,786
ATM processing and other fees	745	764	663
Amortization of core deposit intangible assets	151	159	173
Postage	93	69	50
Stationery and supplies	146	164	179
FDIC assessment	231	79	264
Loan closing fees	2,035	1,354	921
Other real estate owned		3	12
Deposit losses	47	52	63
Other	2,153	1,801	1,627
Total other operating expenses	$ 11,408	$ 9,278	$ 8,378